UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

10.31.2009

John Hancock Preferred Income Fund III
Securities owned by the Fund on
October 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 13.26%				$59,849,683
(Cost $70,094,763)

Energy 2.34%				10,578,000

Oil, Gas & Consumable Fuels 2.34%
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-01-11 then variable - LIBOR +30) (Z)	7.200%	11/01/66	12,900,000	10,578,000

Financials 4.21%				19,000,000

Commercial Banks 4.21%
Lloyds TSB Bank PLC,
Sub Note	6.900	11/22/49	25,000,000	19,000,000

Utilities 6.71%				30,271,683

Electric Utilities 5.29%
DPL Capital Trust II,
Gtd Sub Bond (Z)	8.125	09/01/31	6,225,000	5,960,599
Entergy Gulf States, Inc.,
1st Mtg Bond (Z)	6.200	07/01/33	15,000,000	14,653,230
Kentucky Power Co.,
Sr Note, Ser D (Z)	5.625	12/01/32	3,565,000	3,279,802

Multi-Utilities 1.42%
Dominion Resources Capital Trust I,
Gtd Jr Sub Bond (Z)	7.830	12/01/27	6,364,000	6,378,052

			Shares	Value

Common Stocks 0.65%				$2,959,000
(Cost $3,031,508)

Telecommunication Services 0.65%				2,959,000

Diversified Telecommunication Services 0.65%
Verizon Communications, Inc.			100,000	2,959,000

			Shares	Value

Preferred Stocks 137.85%				$622,326,236
(Cost $751,741,210)

Consumer Discretionary 11.38%				51,355,820

Media 11.38%
CBS Corp., 7.250%			150,000	3,225,000
Comcast Corp., 6.625% (Z)			130,000	2,983,500
Comcast Corp., 7.000% (Z)			114,900	2,798,964
Comcast Corp., 7.000%, Ser B (Z)			609,556	14,897,549
Viacom, Inc., 6.850% (Z)			1,196,635	27,450,807

Consumer Staples 2.74%				12,382,500

Food & Staples Retailing 2.74%
Ocean Spray Cranberries, Inc., 6.250%, Ser A (S)(Z)			195,000	12,382,500

John Hancock Preferred Income Fund III
Securities owned by the Fund on
October 31, 2009 (Unaudited)

	Shares	Value

Energy 8.24%		37,176,047

Oil, Gas & Consumable Fuels 8.24%
Nexen, Inc., 7.350% (Z)	1,590,079	37,176,047

Financials 74.54%		336,513,555

Capital Markets 10.36%
Credit Suisse Guernsey, 7.900%	170,000	4,207,500
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K (I)	808,400	307,192
Lehman Brothers Holdings, Inc., 5.670%, Depositary Shares, Ser D (I)	142,601	44,206
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	457,017	8,779,297
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	380,700	7,431,264
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	408,700	8,227,131
Morgan Stanley Capital Trust III, 6.250%	166,000	3,504,260
Morgan Stanley Capital Trust IV, 6.250% (Z)	620,000	12,827,800
Morgan Stanley Capital Trust V, 5.750%	75,100	1,464,450

Commercial Banks 20.14%
Barclays Bank PLC, 7.100%, Ser 3 (Z)	330,000	7,075,200
Barclays Bank PLC, 8.125%, Ser 5	245,000	5,769,750
CA Preferred Funding Trust, 7.000%	9,000,000	7,920,000
PFGI Capital Corp., 7.750% (Z)	926,900	22,695,686
Royal Bank of Scotland Group PLC, 5.750%, Ser L (Z)	960,000	10,761,600
Royal Bank of Scotland Group PLC, 7.250%, Ser T (Z)	40,000	469,600
Santander Finance Preferred SA, 10.500%	145,000	3,967,200
Sovereign Bancorp, Inc., 7.300%, Depositary Shares, Ser C (Z)	479,910	12,045,741
USB Capital VIII, 6.350%, Ser 1 (Z)	467,000	10,185,270
USB Capital XI, 6.600%	40,000	904,800
Wells Fargo & Co., 8.000% (Z)	296,500	7,249,425
Wells Fargo Capital Trust IV, 7.000% (Z)	77,800	1,876,536

Consumer Finance 4.61%
HSBC Finance Corp., 6.360%, Depositary Shares, Ser B (Z)	270,000	5,157,000
HSBC Finance Corp., 6.875% (Z)	576,118	13,533,012
SLM Corp., 6.000% (Z)	41,840	650,194
SLM Corp., 6.970%, Ser A (Z)	44,899	1,468,197

Diversified Financial Services 20.10%
Bank of America Corp. Capital Trust II, 7.000% (Z)	94,600	1,925,110
CIT Group, Inc., 6.350%, Ser A (Z)	150,000	78,000
Citigroup Capital X, 6.100%	725,000	12,274,250
Deutsche Bank Capital Funding Trust X, 7.350%	200,000	4,512,000
Deutsche Bank Contingent Capital Trust II, 6.550%	351,200	7,167,992
Deutsche Bank Contingent Capital Trust III, 7.600%	240,000	5,534,400
General Electric Capital Corp., 6.000%	85,000	1,972,850
General Electric Capital Corp., 6.050%	50,000	1,192,500
General Electric Capital Corp., 6.625%	26,000	632,320
ING Groep NV, 7.050% (Z)	598,970	10,272,336
ING Groep NV, 7.200% (Z)	765,000	13,578,750
JPMorgan Chase & Co., 5.720%, Ser F	66,000	2,993,100
JPMorgan Chase & Co., 6.150%, Ser E	151,500	7,134,135
JPMorgan Chase & Co., 8.625%	395,000	10,514,900
RBS Capital Funding Trust V, 5.900% (Z)	755,000	7,421,650
RBS Capital Funding Trust VI, 6.250% (Z)	344,000	3,519,120

John Hancock Preferred Income Fund III
Securities owned by the Fund on
October 31, 2009 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 12.54%
Aegon NV, 6.375% (Z)	245,000	4,067,000
Aegon NV, 6.500% (Z)	215,000	3,491,600
Lincoln National Capital VI, 6.750%, Ser F (Z)	271,500	5,554,890
MetLife, Inc., 6.500%, Ser B (Z)	965,000	20,969,450
Phoenix Cos., Inc., 7.450% (Z)	600,549	10,821,893
PLC Capital Trust IV, 7.250% (Z)	217,100	4,539,561
PLC Capital Trust V, 6.125% (Z)	145,000	2,570,850
Prudential PLC, 6.500% (Z)	110,000	2,299,000
RenaissanceRe Holdings Ltd., 6.080%, Ser C (Z)	122,300	2,289,456

Real Estate Investment Trusts 6.77%
Duke Realty Corp., 6.500%, Depositary Shares, Ser K (Z)	151,600	2,683,320
Duke Realty Corp., 6.600%, Depositary Shares, Ser L (Z)	118,500	2,133,000
Duke Realty Corp., 6.625%, Depositary Shares, Ser J (Z)	638,100	11,364,561
Wachovia Preferred Funding Corp., 7.250%, Ser A (Z)	725,000	14,391,250

Thrifts & Mortgage Finance 0.02%
Federal National Mortgage Assn. (8.250% to 12-13-10, then
variable) (I)	80,000	92,000

Telecommunication Services 6.97%		31,472,732

Wireless Telecommunication Services 6.97%
Telephone & Data Systems, Inc., 7.600%, Ser A (Z)	623,743	14,302,427
United States Cellular Corp., 7.500% (Z)	729,100	17,170,305

Utilities 33.98%		153,425,582

Electric Utilities 20.36%
Entergy Mississippi, Inc., 7.250%	13,000	328,250
Entergy Texas, Inc., 7.875%	42,500	1,145,375
FPC Capital I, 7.100%, Ser A (Z)	805,500	20,137,500
FPL Group Capital, Inc., 7.450%, Ser E (Z)	20,000	524,800
FPL Group Capital Trust I, 5.875% (Z)	268,000	6,748,240
Georgia Power Co., 6.000%, Ser R (Z)	702,000	17,683,380
HECO Capital Trust III, 6.500% (Z)	157,955	3,711,943
Interstate Power & Light Co., 8.375%, Ser B	211,700	5,874,675
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)	189,000	4,394,250
PPL Energy Supply, LLC, 7.000% (Z)	846,450	21,719,907
Southern California Edison Co., 6.000%, Ser C (Z)	50,000	4,223,440
Southern California Edison Co., 6.125% (Z)	20,000	1,751,250
Westar Energy, Inc., 6.100% (Z)	152,000	3,678,400

Gas Utilities 4.66%
Southwest Gas Capital II, 7.700% (Z)	846,500	21,052,455

Independent Power Producers & Energy Traders 0.88%
Constellation Energy Group, Inc., 8.625%, Ser A (Z)	160,000	3,963,200

Multi-Utilities 8.08%
BGE Capital Trust II, 6.200% (Z)	622,500	13,383,750
Consolidated Edison Co. of NY, Inc., 5.000%, Ser A (Z)	19,000	1,700,500
Dominion Resources, Inc., 8.375%, Ser A	225,000	6,025,500
DTE Energy Trust I, 7.800% (Z)	236,000	5,982,600
DTE Energy Trust II, 7.500% (Z)	59,400	1,510,542

John Hancock Preferred Income Fund III
Securities owned by the Fund on
October 31, 2009 (Unaudited)

			Shares	Value
Utilities (continued)
Interstate Power & Light Co., 7.100%, Ser C (Z)			208,900	5,274,725
Public Service Electric & Gas Co., 5.050%, Ser D (Z)			30,000	2,610,900

			Shares	Value
Short-Term Investments 1.48%				$6,686,996
(Cost $6,686,996)

Repurchase Agreement 0.82%				3,687,000
Repurchase Agreement with State Street Corp. dated 10-30-09 at
0.01% to be repurchased at $3,687,001 on 11-2-09, collateralized by $3,765,000 Federal Home Loan Mortgage Corp., 2.00% due 9-
28-12 (valued at $3,765,000, including interest).			$3,687,000	3,687,000

		Maturity
	Yield *	date	Par value	Value
U.S. Government Agency 0.66%				2,999,996
Federal Home Loan Bank,
Discount Note	0.05%	11/02/09	3,000,000	2,999,996

Total investments (Cost $831,554,477)† 153.24%				$691,821,915

Other assets and liabilities, net (53.24%)				($240,360,385)

Total net assets 100.00%				$451,461,530

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral for the Committed Facility Agreement. Total collateral value at October 31, 2009 was $503,928,021.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $831,733,285. Net unrealized depreciation aggregated $139,911,370, of which $13,302,705 related to appreciated investment securities and $153,214,075 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating securities, the rate at period end.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as interest rate swap contracts, which are stated at market value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$51,355,820	-	-	$51,355,820
Consumer Staples	-	$12,382,500	-	12,382,500
Energy	37,176,047	10,578,000	-	47,754,047
Financials	305,897,869	26,920,000	$22,695,686	355,513,555
Telecommunication Services	34,431,732	-	-	34,431,732
Utilities	141,911,267	41,785,998	-	183,697,265
Short-Term Investments	-	6,686,996	-	6,686,996
Total Investments in
Securities	$570,772,735	$98,353,494	$22,695,686	$691,821,915
Other Financial
Instruments	-	(12,129,342)	-	(12,129,342)
Totals	$570,772,735	$86,224,152	$22,695,686	$679,692,573

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financials
Balance as of July 31, 2009	$21,421,229
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1,274,457
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of October 31, 2009	$22,695,686

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Interest rate swap agreements

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. For more information on interest rate swap contracts, please refer to the Fund’s Prospectus, semi-annual and annual reports.

The Fund entered into interest rate swaps in anticipation of rising interest rates. The following summarizes the contracts held at October 31, 2009:

		PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	TERMINATION	UNREALIZED	MARKET
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE

			3-Month
Morgan Stanley	$52,500,000	4.14%	LIBOR (a)	11/23/2007	11/23/2010	($2,816,910)	($2,816,910)

			3-Month
Bank of America	87,500,000	4.37%	LIBOR (a)	11/15/2007	11/15/2010	(4,212,534)	(4,212,534)

			3-Month
Morgan Stanley	87,500,000	3.79%	LIBOR (a)	1/7/2008	1/7/2011	(5,099,898)	(5,099,898)
	$227,500,000					($12,129,342)	($12,129,342)

(a) At October 31, 2009, the 3-month LIBOR rate was 0.28063%.

Interest rate swap notional amounts at October 31, 2009 are generally representative of the interest rate swap activity during the period ended October 31, 2009.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at October 31, 2009 by risk category:

	Financial		Liability
	instruments	Asset Derivatives	Derivatives
	location	Fair Value	Fair Value
Interest rate swap
Interest rate contracts	contracts	-	($12,129,342)

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q1 10/09
12/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 18, 2009